UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	1-31-2015

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	JANUARY 31, 2015

Legacy Focused Large Cap Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended January 31, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Most U.S. Investments Advanced, While Non-U.S. Generally Lagged (Especially in Dollar Terms)

“Global divergence” between the U.S. and the rest of the world emerged as a prevalent theme during the reporting period. As 2014 ended and 2015 began, the U.S. appeared to be on a different economic and monetary policy track than most other nations. This theme embraced not only the stronger economic growth enjoyed by the U.S. compared with the rest of the world, but also the related contrast between the U.S. Federal Reserve’s unwinding of monetary stimulus versus the continuation and expansion of monetary stimulus by most other major central banks.

Global divergence also generally described the broad difference between investment returns for U.S. and non-U.S. markets, especially for U.S. investors who realized their returns in dollar terms. The perceived strength, safe-haven qualities, and higher yields of U.S. investments attracted global demand. For the reporting period, the U.S. Dollar Index, the S&P 500 Index, and the Barclays U.S. Aggregate Bond Index returned 16.44%, 4.37%, and 4.36%, respectively. By contrast, for U.S. investors unhedged for currency exposure (the dollar’s strength reduced non-dollar-denominated returns when converted to dollars), the MSCI EAFE Index, the MSCI Emerging Markets Index, and the Barclays Global Aggregate Bond ex-USD (Unhedged) Index returned -6.97%, -9.05%, and -8.67%, respectively.

Plunging oil prices and falling inflation expectations also dominated the financial news. We expect low inflation and related commodity price suppression factors to affect global markets well into 2015, along with continued global divergence in economic growth and monetary policies. It appears that the Federal Reserve might finally start raising short-term U.S. interest rates this year, but global economic weakness and low inflation might delay the rate hikes until the second half of 2015 and keep them relatively small. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

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Performance

Total Returns as of January 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ACFOX	2.63%	13.05%	14.11%	7.30%	5/31/06
S&P 500 Index	—	4.37%	14.22%	15.59%	7.60%	—
Institutional Class	ACFSX	2.77%	13.31%	14.35%	7.52%	5/31/06
R Class	ACFCX	2.45%	12.54%	13.56%	6.77%	5/31/06
Advisor Class	ACFDX	2.57%	12.75%	13.85%	7.04%	5/31/06

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	R Class	Advisor Class
1.10%	0.90%	1.60%	1.35%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

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Fund Characteristics

JANUARY 31, 2015
Top Ten Holdings	% of net assets
Apple, Inc.	3.9%
CVS Health Corp.	3.6%
Aetna, Inc.	3.6%
Berkshire Hathaway, Inc., Class A	3.5%
Macy's, Inc.	3.3%
Hewlett-Packard Co.	3.3%
Boeing Co. (The)	3.1%
Microsoft Corp.	3.0%
Biogen Idec, Inc.	3.0%
Blackstone Group LP (The)	2.9%

Top Five Industries	% of net assets
Technology Hardware, Storage and Peripherals	7.2%
Oil, Gas and Consumable Fuels	7.0%
Pharmaceuticals	5.7%
Health Care Providers and Services	4.9%
Consumer Finance	4.1%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.3%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	(0.2)%

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Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2014 to January 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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	Beginning Account Value 8/1/14	Ending Account Value 1/31/15	Expenses Paid During Period(1) 8/1/14 - 1/31/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,026.30	$5.67	1.11%
Institutional Class	$1,000	$1,027.70	$4.65	0.91%
R Class	$1,000	$1,024.50	$8.22	1.61%
Advisor Class	$1,000	$1,025.70	$6.94	1.36%
Hypothetical
Investor Class	$1,000	$1,019.61	$5.65	1.11%
Institutional Class	$1,000	$1,020.62	$4.63	0.91%
R Class	$1,000	$1,017.09	$8.19	1.61%
Advisor Class	$1,000	$1,018.35	$6.92	1.36%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

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Schedule of Investments

JANUARY 31, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.3%
Aerospace and Defense — 3.1%
Boeing Co. (The)	2,665	$387,411
Air Freight and Logistics — 2.6%
United Parcel Service, Inc., Class B	3,188	315,102
Airlines — 1.6%
JetBlue Airways Corp.(1)	11,531	193,605
Automobiles — 2.0%
Ford Motor Co.	16,546	243,392
Banks — 2.8%
Wells Fargo & Co.	6,686	347,137
Beverages — 2.0%
Monster Beverage Corp.(1)	2,149	251,326
Biotechnology — 3.3%
Amgen, Inc.	261	39,740
Biogen Idec, Inc.(1)	946	368,145
		407,885
Capital Markets — 2.9%
Blackstone Group LP (The)	9,580	357,717
Chemicals — 3.4%
Praxair, Inc.	1,186	143,020
Sherwin-Williams Co. (The)	1,017	275,881
		418,901
Communications Equipment — 2.6%
Cisco Systems, Inc.	12,346	325,502
Consumer Finance — 4.1%
Capital One Financial Corp.	4,024	294,597
SLM Corp.	23,671	215,643
		510,240
Diversified Financial Services — 3.5%
Berkshire Hathaway, Inc., Class A(1)	2	431,730
Diversified Telecommunication Services — 1.9%
Verizon Communications, Inc.	5,005	228,779
Electric Utilities — 2.9%
Duke Energy Corp.	4,085	355,967
Electronic Equipment, Instruments and Components — 1.4%
Corning, Inc.	7,511	178,536
Energy Equipment and Services — 0.9%
Diamond Offshore Drilling, Inc.	3,680	116,030
Food and Staples Retailing — 3.6%
CVS Health Corp.	4,549	446,530

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	Shares	Value
Food Products — 3.4%
General Mills, Inc.	4,199	$220,363
Keurig Green Mountain, Inc.	1,607	196,954
		417,317
Health Care Equipment and Supplies — 1.7%
Baxter International, Inc.	2,970	208,821
Health Care Providers and Services — 4.9%
Aetna, Inc.	4,802	440,920
VCA, Inc.(1)	3,031	157,915
		598,835
Internet Software and Services — 2.5%
Facebook, Inc., Class A(1)	4,004	303,944
IT Services — 2.6%
FleetCor Technologies, Inc.(1)	330	46,365
International Business Machines Corp.	1,797	275,498
		321,863
Machinery — 2.3%
Caterpillar, Inc.	3,617	289,252
Media — 1.3%
Liberty Media Corp.(1)	4,744	161,533
Multiline Retail — 3.3%
Macy's, Inc.	6,419	410,046
Oil, Gas and Consumable Fuels — 7.0%
Anadarko Petroleum Corp.	2,536	207,318
Chevron Corp.	2,980	305,539
Exxon Mobil Corp.	4,012	350,729
		863,586
Pharmaceuticals — 5.7%
Actavis plc(1)	1,041	277,468
Hospira, Inc.(1)	4,122	261,459
Sanofi ADR	3,679	169,565
		708,492
Real Estate Investment Trusts (REITs) — 2.6%
General Growth Properties, Inc.	10,569	318,972
Semiconductors and Semiconductor Equipment — 2.0%
Micron Technology, Inc.(1)	8,358	244,597
Software — 3.0%
Microsoft Corp.	9,247	373,579
Specialty Retail — 2.7%
Home Depot, Inc. (The)	3,158	329,758
Technology Hardware, Storage and Peripherals — 7.2%
Apple, Inc.	4,095	479,770
Hewlett-Packard Co.	11,237	405,993
		885,763
Tobacco — 2.5%
Philip Morris International, Inc.	3,846	308,603
TOTAL COMMON STOCKS (Cost $11,155,280)		12,260,751

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	Shares	Value
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 1.50%, 12/31/15 - 1/31/19, valued at $17,634), in a joint trading account at 0.04%, dated 1/30/15, due 2/2/15 (Delivery value $17,261)		$17,261
State Street Institutional Liquid Reserves Fund, Premier Class	95,669	95,669
TOTAL TEMPORARY CASH INVESTMENTS (Cost $112,930)		112,930
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $11,268,210)		12,373,681
OTHER ASSETS AND LIABILITIES — (0.2)%		(26,629)
TOTAL NET ASSETS — 100.0%		$12,347,052

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	108,966	EUR	96,700	UBS AG	2/27/15	$(328)
USD	46,221	EUR	40,677	UBS AG	2/27/15	246
						$(82)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

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Statement of Assets and Liabilities

JANUARY 31, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $11,268,210)	$12,373,681
Receivable for capital shares sold	3,549
Unrealized appreciation on forward foreign currency exchange contracts	246
Dividends and interest receivable	11,711
12,389,187

Liabilities
Payable for capital shares redeemed	29,654
Unrealized depreciation on forward foreign currency exchange contracts	328
Accrued management fees	11,804
Distribution and service fees payable	349
42,135

Net Assets	$12,347,052

Net Assets Consist of:
Capital (par value and paid-in surplus)	$20,357,661
Undistributed net investment income	49,168
Accumulated net realized loss	(9,165,166)
Net unrealized appreciation	1,105,389
$12,347,052

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$11,211,833	689,395	$16.26
Institutional Class, $0.01 Par Value	$18,931	1,161	$16.31
R Class, $0.01 Par Value	$475,315	29,547	$16.09
Advisor Class, $0.01 Par Value	$640,973	39,624	$16.18

See Notes to Financial Statements.

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Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $164)	$129,202
Interest	10
129,212

Expenses:
Management fees	77,260
Distribution and service fees:
R Class	1,120
Advisor Class	826
Directors' fees and expenses	274
Other expenses	527
80,007

Net investment income (loss)	49,205

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	333,815
Foreign currency transactions	3,983
337,798

Change in net unrealized appreciation (depreciation) on:
Investments	7,415
Translation of assets and liabilities in foreign currencies	(82)
7,333

Net realized and unrealized gain (loss)	345,131

Net Increase (Decrease) in Net Assets Resulting from Operations	$394,336

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2015 (UNAUDITED) AND YEAR ENDED JULY 31, 2014
Increase (Decrease) in Net Assets	January 31, 2015	July 31, 2014
Operations
Net investment income (loss)	$49,205	$175,492
Net realized gain (loss)	337,798	1,451,944
Change in net unrealized appreciation (depreciation)	7,333	377,333
Net increase (decrease) in net assets resulting from operations	394,336	2,004,769

Distributions to Shareholders
From net investment income:
Investor Class	(158,378)	(110,585)
Institutional Class	(288)	(196)
R Class	(3,703)	(99)
Advisor Class	(7,131)	(1,779)
Decrease in net assets from distributions	(169,500)	(112,659)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(3,812,746)	3,920,425

Net increase (decrease) in net assets	(3,587,910)	5,812,535

Net Assets
Beginning of period	15,934,962	10,122,427
End of period	$12,347,052	$15,934,962

Undistributed net investment income	$49,168	$169,463

 See Notes to Financial Statements.

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Notes to Financial Statements

JANUARY 31, 2015 (UNAUDITED)

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Legacy Focused Large Cap Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the R Class and the Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation

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with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.80% to 1.10% for the Investor Class, R Class and Advisor Class. The annual management fee schedule ranges from 0.60% to 0.90% for the Institutional Class. The effective annual management fee for each class for the six months ended January 31, 2015 was 1.10% for the Investor Class, R Class and Advisor Class and 0.90% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the R Class and Advisor Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The plans provide that the Advisor Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended January 31, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended January 31, 2015 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended January 31, 2015 were $10,851,069 and $14,303,501, respectively.

15

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Six months ended January 31, 2015		Year ended July 31, 2014
	Shares	Amount	Shares	Amount
Investor Class
Sold	79,620	$1,293,000	507,172	$7,734,709
Issued in reinvestment of distributions	9,661	154,581	7,242	105,957
Redeemed	(323,344)	(5,275,612)	(317,893)	(4,740,443)
	(234,063)	(3,828,031)	196,521	3,100,223
Institutional Class
Issued in reinvestment of distributions	18	288	13	196
R Class
Sold	3,495	57,281	25,303	400,857
Issued in reinvestment of distributions	234	3,703	7	99
Redeemed	(906)	(14,706)	—	—
	2,823	46,278	25,310	400,956
Advisor Class
Sold	25	409	62,003	971,139
Issued in reinvestment of distributions	448	7,131	122	1,779
Redeemed	(2,454)	(38,821)	(34,628)	(553,868)
	(1,981)	(31,281)	27,497	419,050
Net increase (decrease)	(233,203)	$(3,812,746)	249,341	$3,920,425

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$12,260,751	—	—
Temporary Cash Investments	95,669	$17,261	—
	$12,356,420	$17,261	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$246	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(328)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund began investing in forward foreign currency exchange contracts in January 2015. The fund's U.S. dollar exposure to foreign currency risk derivative instruments at period end was $155,187.

The value of foreign currency risk derivative instruments as of January 31, 2015, is disclosed on the Statement of Assets and Liabilities as an asset of $246 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $328 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended January 31, 2015, the effect of foreign currency risk derivative instruments on the Statement of Operations was $3,983 in net realized gain (loss) on foreign currency transactions and $(82) in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

17

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$11,335,143
Gross tax appreciation of investments	$1,264,310
Gross tax depreciation of investments	(225,772)
Net tax appreciation (depreciation) of investments	$1,038,538

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2014, the fund had accumulated short-term capital losses of $(9,490,903), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(5,149,685) and $(4,341,218) expire in 2017 and 2018, respectively.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$16.06	0.06	0.36	0.42	(0.22)	$16.26	2.63%	1.11%(4)	0.73%(4)	78%	$11,212
2014	$13.61	0.22	2.37	2.59	(0.14)	$16.06	19.16%	1.10%	1.46%	228%	$14,829
2013	$11.11	0.17	2.62	2.79	(0.29)	$13.61	25.74%	1.11%	1.39%	253%	$9,897
2012	$10.65	0.25	0.33	0.58	(0.12)	$11.11	5.54%	1.11%	2.39%	243%	$6,975
2011	$9.15	0.11	1.53	1.64	(0.14)	$10.65	18.07%	1.11%	1.04%	271%	$7,638
2010	$8.31	0.11	0.73	0.84	—(5)	$9.15	10.14%	1.11%	1.19%	242%	$10,272
Institutional Class
2015(3)	$16.12	0.07	0.37	0.44	(0.25)	$16.31	2.77%	0.91%(4)	0.93%(4)	78%	$19
2014	$13.67	0.25	2.37	2.62	(0.17)	$16.12	19.32%	0.90%	1.66%	228%	$18
2013	$11.14	0.19	2.65	2.84	(0.31)	$13.67	26.19%	0.91%	1.59%	253%	$15
2012	$10.69	0.27	0.32	0.59	(0.14)	$11.14	5.64%	0.91%	2.59%	243%	$12
2011	$9.18	0.13	1.54	1.67	(0.16)	$10.69	18.36%	0.91%	1.24%	271%	$33
2010	$8.34	0.13	0.73	0.86	(0.02)	$9.18	10.33%	0.91%	1.39%	242%	$34

19

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2015(3)	$15.84	0.01	0.38	0.39	(0.14)	$16.09	2.45%	1.61%(4)	0.23%(4)	78%	$475
2014	$13.43	0.06	2.42	2.48	(0.07)	$15.84	18.51%	1.60%	0.96%	228%	$423
2013	$10.96	0.11	2.60	2.71	(0.24)	$13.43	25.20%	1.61%	0.89%	253%	$19
2012	$10.51	0.20	0.32	0.52	(0.07)	$10.96	4.98%	1.61%	1.89%	243%	$15
2011	$9.03	0.05	1.52	1.57	(0.09)	$10.51	17.49%	1.61%	0.54%	271%	$18
2010	$8.24	0.06	0.73	0.79	—	$9.03	9.59%	1.61%	0.69%	242%	$16
Advisor Class
2015(3)	$15.95	0.04	0.37	0.41	(0.18)	$16.18	2.57%	1.36%(4)	0.48%(4)	78%	$641
2014	$13.53	0.16	2.37	2.53	(0.11)	$15.95	18.75%	1.35%	1.21%	228%	$664
2013	$11.03	0.14	2.62	2.76	(0.26)	$13.53	25.62%	1.36%	1.14%	253%	$191
2012	$10.58	0.23	0.31	0.54	(0.09)	$11.03	5.21%	1.36%	2.14%	243%	$215
2011	$9.09	0.06	1.55	1.61	(0.12)	$10.58	17.78%	1.36%	0.79%	271%	$399
2010	$8.28	0.08	0.73	0.81	—	$9.09	9.78%	1.36%	0.94%	242%	$68

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2015 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

20

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Growth Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-84895 1503

SEMIANNUAL REPORT	JANUARY 31, 2015

Legacy Large Cap Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended January 31, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Most U.S. Investments Advanced, While Non-U.S. Generally Lagged (Especially in Dollar Terms)

“Global divergence” between the U.S. and the rest of the world emerged as a prevalent theme during the reporting period. As 2014 ended and 2015 began, the U.S. appeared to be on a different economic and monetary policy track than most other nations. This theme embraced not only the stronger economic growth enjoyed by the U.S. compared with the rest of the world, but also the related contrast between the U.S. Federal Reserve’s unwinding of monetary stimulus versus the continuation and expansion of monetary stimulus by most other major central banks.

Global divergence also generally described the broad difference between investment returns for U.S. and non-U.S. markets, especially for U.S. investors who realized their returns in dollar terms. The perceived strength, safe-haven qualities, and higher yields of U.S. investments attracted global demand. For the reporting period, the U.S. Dollar Index, the S&P 500 Index, and the Barclays U.S. Aggregate Bond Index returned 16.44%, 4.37%, and 4.36%, respectively. By contrast, for U.S. investors unhedged for currency exposure (the dollar’s strength reduced non-dollar-denominated returns when converted to dollars), the MSCI EAFE Index, the MSCI Emerging Markets Index, and the Barclays Global Aggregate Bond ex-USD (Unhedged) Index returned -6.97%, -9.05%, and -8.67%, respectively.

Plunging oil prices and falling inflation expectations also dominated the financial news. We expect low inflation and related commodity price suppression factors to affect global markets well into 2015, along with continued global divergence in economic growth and monetary policies. It appears that the Federal Reserve might finally start raising short-term U.S. interest rates this year, but global economic weakness and low inflation might delay the rate hikes until the second half of 2015 and keep them relatively small. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of January 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ACGOX	4.03%	13.01%	15.47%	7.78%	5/31/06
Russell 1000 Growth Index	—	6.34%	14.59%	16.48%	9.08%	—
Institutional Class	ACGHX	4.16%	13.28%	15.70%	8.00%	5/31/06
R Class	ACGEX	3.74%	12.48%	14.89%	7.24%	5/31/06
Advisor Class	ACGDX	3.84%	12.77%	15.18%	7.51%	5/31/06

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	R Class	Advisor Class
1.10%	0.90%	1.60%	1.35%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

JANUARY 31, 2015
Top Ten Holdings	% of net assets
Apple, Inc.	3.6%
Lowe's Cos., Inc.	2.7%
Monster Beverage Corp.	2.6%
Regeneron Pharmaceuticals, Inc.	2.3%
Blackstone Group LP (The)	2.2%
Boeing Co. (The)	2.2%
Actavis plc	2.2%
Edwards Lifesciences Corp.	2.2%
CSX Corp.	2.1%
Southwest Airlines Co.	2.1%

Top Five Industries	% of net assets
Technology Hardware, Storage and Peripherals	7.9%
Specialty Retail	6.4%
Internet Software and Services	5.3%
Software	4.7%
Beverages	4.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	96.1%
Temporary Cash Investments	0.6%
Other Assets and Liabilities	3.3%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2014 to January 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 8/1/14	Ending Account Value 1/31/15	Expenses Paid During Period(1) 8/1/14 - 1/31/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,040.30	$5.71	1.11%
Institutional Class	$1,000	$1,041.60	$4.68	0.91%
R Class	$1,000	$1,037.40	$8.27	1.61%
Advisor Class	$1,000	$1,038.40	$6.99	1.36%
Hypothetical
Investor Class	$1,000	$1,019.61	$5.65	1.11%
Institutional Class	$1,000	$1,020.62	$4.63	0.91%
R Class	$1,000	$1,017.09	$8.19	1.61%
Advisor Class	$1,000	$1,018.35	$6.92	1.36%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

JANUARY 31, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.1%
Aerospace and Defense — 2.2%
Boeing Co. (The)	4,093	$594,999
Air Freight and Logistics — 1.6%
United Parcel Service, Inc., Class B	4,432	438,059
Airlines — 2.1%
Southwest Airlines Co.	12,373	559,012
Auto Components — 1.9%
Delphi Automotive plc	7,574	520,561
Automobiles — 0.5%
Nissan Motor Co. Ltd. ADR	7,904	134,526
Beverages — 4.5%
Monster Beverage Corp.(1)	5,977	699,010
PepsiCo, Inc.	5,650	529,857
		1,228,867
Biotechnology — 4.2%
Amgen, Inc.	3,361	511,746
Regeneron Pharmaceuticals, Inc.(1)	1,510	629,157
		1,140,903
Capital Markets — 4.2%
Affiliated Managers Group, Inc.(1)	2,635	541,545
Blackstone Group LP (The)	16,177	604,049
		1,145,594
Chemicals — 1.7%
Praxair, Inc.	3,877	467,527
Commercial Services and Supplies — 1.6%
Rollins, Inc.	13,289	439,202
Communications Equipment — 3.3%
Palo Alto Networks, Inc.(1)	3,826	483,568
QUALCOMM, Inc.	6,656	415,734
		899,302
Diversified Financial Services — 0.9%
McGraw-Hill Cos., Inc. (The)	2,827	252,847
Diversified Telecommunication Services — 1.9%
Verizon Communications, Inc.	11,358	519,174
Energy Equipment and Services — 1.0%
Halliburton Co.	6,406	256,176
Food and Staples Retailing — 4.0%
Sprouts Farmers Market, Inc.(1)	14,252	518,915
Wal-Mart Stores, Inc.	6,470	549,821
		1,068,736

7

	Shares	Value
Health Care Equipment and Supplies — 2.2%
Edwards Lifesciences Corp.(1)	4,655	$583,504
Health Care Providers and Services — 3.5%
AmerisourceBergen Corp.	4,314	410,046
HCA Holdings, Inc.(1)	7,444	527,035
		937,081
Hotels, Restaurants and Leisure — 3.9%
Chipotle Mexican Grill, Inc.(1)	568	403,189
Las Vegas Sands Corp.	6,865	373,250
McDonald's Corp.	2,980	275,471
		1,051,910
Internet and Catalog Retail — 1.0%
JD.com, Inc. ADR(1)	11,184	277,811
Internet Software and Services — 5.3%
Equinix, Inc.	1,893	410,516
Facebook, Inc., Class A(1)	7,197	546,324
Google, Inc., Class A(1)	860	462,293
		1,419,133
IT Services — 3.0%
International Business Machines Corp.	2,604	399,219
MasterCard, Inc., Class A	5,159	423,193
		822,412
Leisure Products — 1.8%
Polaris Industries, Inc.	3,397	491,172
Life Sciences Tools and Services — 2.0%
Waters Corp.(1)	4,595	547,035
Media — 1.8%
Time Warner Cable, Inc.	3,650	496,875
Oil, Gas and Consumable Fuels — 3.2%
EOG Resources, Inc.	5,470	486,994
Exxon Mobil Corp.	4,254	371,885
		858,879
Paper and Forest Products — 1.9%
International Paper Co.	9,908	521,755
Pharmaceuticals — 4.2%
Actavis plc(1)	2,195	585,055
Johnson & Johnson	5,143	515,020
Sanofi ADR	743	34,245
		1,134,320
Road and Rail — 2.1%
CSX Corp.	17,087	568,997
Semiconductors and Semiconductor Equipment — 3.7%
Intel Corp.	14,798	488,926
Micron Technology, Inc.(1)	17,373	508,421
		997,347

8

	Shares	Value
Software — 4.7%
Microsoft Corp.	13,379	$540,512
Oracle Corp.	13,240	554,624
SS&C Technologies Holdings, Inc.	3,035	167,926
		1,263,062
Specialty Retail — 6.4%
Gap, Inc. (The)	11,354	467,671
Lowe's Cos., Inc.	10,680	723,677
Ulta Salon Cosmetics & Fragrance, Inc.(1)	3,998	527,496
		1,718,844
Technology Hardware, Storage and Peripherals — 7.9%
Apple, Inc.	8,301	972,545
EMC Corp.	11,739	304,392
Hewlett-Packard Co.	13,651	493,211
SanDisk Corp.	4,889	371,124
		2,141,272
Tobacco — 1.9%
Philip Morris International, Inc.	6,299	505,432
TOTAL COMMON STOCKS (Cost $23,966,202)		26,002,326
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 1.50%, 12/31/15 - 1/31/19, valued at $26,504), in a joint trading account at 0.04%, dated 1/30/15, due 2/2/15 (Delivery value $25,943)		25,943
State Street Institutional Liquid Reserves Fund, Premier Class	143,789	143,789
TOTAL TEMPORARY CASH INVESTMENTS (Cost $169,732)		169,732
TOTAL INVESTMENT SECURITIES — 96.7% (Cost $24,135,934)		26,172,058
OTHER ASSETS AND LIABILITIES — 3.3%		879,255
TOTAL NET ASSETS — 100.0%		$27,051,313

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

JANUARY 31, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $24,135,934)	$26,172,058
Receivable for capital shares sold	893,909
Dividends and interest receivable	11,434
27,077,401

Liabilities
Payable for capital shares redeemed	519
Accrued management fees	25,043
Distribution and service fees payable	526
26,088

Net Assets	$27,051,313

Net Assets Consist of:
Capital (par value and paid-in surplus)	$25,088,961
Undistributed net investment income	43,228
Accumulated net realized loss	(117,000)
Net unrealized appreciation	2,036,124
$27,051,313

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$24,642,906	1,452,871	$16.96
Institutional Class, $0.01 Par Value	$63,291	3,724	$17.00
R Class, $0.01 Par Value	$147,665	8,777	$16.82
Advisor Class, $0.01 Par Value	$2,197,451	129,987	$16.91

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$191,932
Interest	82
192,014
Expenses:
Management fees	144,542
Distribution and service fees:
R Class	468
Advisor Class	2,387
Directors' fees and expenses	508
Other expenses	648
148,553

Net investment income (loss)	43,461

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	204,219
Foreign currency transactions	5,519
209,738

Change in net unrealized appreciation (depreciation) on investments	645,458

Net realized and unrealized gain (loss)	855,196

Net Increase (Decrease) in Net Assets Resulting from Operations	$898,657

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2015 (UNAUDITED) AND YEAR ENDED JULY 31, 2014
Increase (Decrease) in Net Assets	January 31, 2015	July 31, 2014
Operations
Net investment income (loss)	$43,461	$82,816
Net realized gain (loss)	209,738	1,776,672
Change in net unrealized appreciation (depreciation)	645,458	305,740
Net increase (decrease) in net assets resulting from operations	898,657	2,165,228

Distributions to Shareholders
From net investment income:
Investor Class	(74,103)	(71,896)
Institutional Class	(322)	(448)
R Class	—	(106)
Advisor Class	(1,090)	(2,304)
From net realized gains:
Investor Class	(370,375)	—
Institutional Class	(968)	—
R Class	(2,889)	—
Advisor Class	(31,791)	—
Decrease in net assets from distributions	(481,538)	(74,754)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,700,143	12,848,853

Net increase (decrease) in net assets	2,117,262	14,939,327

Net Assets
Beginning of period	24,934,051	9,994,724
End of period	$27,051,313	$24,934,051

Undistributed net investment income	$43,228	$75,282

See Notes to Financial Statements.

12

Notes to Financial Statements

JANUARY 31, 2015 (UNAUDITED)

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Legacy Large Cap Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the R Class and the Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been

13

declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

14

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.80% to 1.10% for the Investor Class, R Class and Advisor Class. The annual management fee schedule ranges from 0.60% to 0.90% for the Institutional Class. The effective annual management fee for each class for the six months ended January 31, 2015 was 1.10% for the Investor Class, R Class and Advisor Class and 0.90% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the R Class and Advisor Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The plans provide that the Advisor Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended January 31, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended January 31, 2015 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended January 31, 2015 were $26,045,315 and $25,293,564, respectively.

15

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Six months ended January 31, 2015		Year ended July 31, 2014
	Shares	Amount	Shares	Amount
Investor Class
Sold	601,442	$10,264,617	1,132,021	$18,069,201
Issued in reinvestment of distributions	25,932	439,553	4,579	69,414
Redeemed	(563,514)	(9,514,791)	(413,818)	(6,472,858)
	63,860	1,189,379	722,782	11,665,757
Institutional Class
Sold	29	489	—	—
Issued in reinvestment of distributions	76	1,290	30	448
	105	1,779	30	448
R Class
Sold	299	5,076	7,841	127,158
Issued in reinvestment of distributions	172	2,889	7	106
Redeemed	(3,560)	(61,458)	(248)	(3,987)
	(3,089)	(53,493)	7,600	123,277
Advisor Class
Sold	37,062	633,083	73,448	1,175,120
Issued in reinvestment of distributions	1,946	32,881	152	2,304
Redeemed	(5,959)	(103,486)	(7,457)	(118,053)
	33,049	562,478	66,143	1,059,371
Net increase (decrease)	93,925	$1,700,143	796,555	$12,848,853

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$26,002,326	—	—
Temporary Cash Investments	143,789	$25,943	—
	$26,146,115	$25,943	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $292,324.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended January 31, 2015, the effect of foreign currency risk derivative instruments on the Statement of Operations was $5,519 in net realized gain (loss) on foreign currency transactions.

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$24,308,009
Gross tax appreciation of investments	$2,497,544
Gross tax depreciation of investments	(633,495)
Net tax appreciation (depreciation) of investments	$1,864,049

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$16.61	0.03	0.64	0.67	(0.05)	(0.27)	(0.32)	$16.96	4.03%	1.11%(4)	0.35%(4)	98%	$24,643
2014	$14.18	0.09	2.43	2.52	(0.09)	—	(0.09)	$16.61	17.87%	1.10%	0.57%	202%	$23,075
2013	$11.07	0.11	3.11	3.22	(0.11)	—	(0.11)	$14.18	29.31%	1.11%	0.89%	216%	$9,449
2012	$10.62	0.12	0.42	0.54	(0.09)	—	(0.09)	$11.07	5.12%	1.11%	1.08%	204%	$6,381
2011	$8.81	0.12	1.78	1.90	(0.09)	—	(0.09)	$10.62	21.69%	1.11%	1.23%	194%	$5,742
2010	$8.30	0.08	0.51	0.59	(0.08)	—	(0.08)	$8.81	7.13%	1.11%	0.86%	163%	$5,901
Institutional Class
2015(3)	$16.66	0.05	0.65	0.70	(0.09)	(0.27)	(0.36)	$17.00	4.16%	0.91%(4)	0.55%(4)	98%	$63
2014	$14.22	0.12	2.44	2.56	(0.12)	—	(0.12)	$16.66	18.12%	0.90%	0.77%	202%	$60
2013	$11.10	0.14	3.11	3.25	(0.13)	—	(0.13)	$14.22	29.57%	0.91%	1.09%	216%	$51
2012	$10.65	0.14	0.42	0.56	(0.11)	—	(0.11)	$11.10	5.32%	0.91%	1.28%	204%	$48
2011	$8.84	0.13	1.79	1.92	(0.11)	—	(0.11)	$10.65	21.86%	0.91%	1.43%	194%	$64
2010	$8.32	0.09	0.53	0.62	(0.10)	—	(0.10)	$8.84	7.45%	0.91%	1.06%	163%	$401

18

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2015(3)	$16.47	(0.01)	0.63	0.62	—	(0.27)	(0.27)	$16.82	3.74%	1.61%(4)	(0.15)%(4)	98%	$148
2014	$14.06	0.01	2.42	2.43	(0.02)	—	(0.02)	$16.47	17.28%	1.60%	0.07%	202%	$195
2013	$10.97	0.05	3.09	3.14	(0.05)	—	(0.05)	$14.06	28.76%	1.61%	0.39%	216%	$60
2012	$10.53	0.06	0.41	0.47	(0.03)	—	(0.03)	$10.97	4.53%	1.61%	0.58%	204%	$34
2011	$8.74	0.06	1.77	1.83	(0.04)	—	(0.04)	$10.53	21.02%	1.61%	0.73%	194%	$27
2010	$8.23	0.03	0.52	0.55	(0.04)	—	(0.04)	$8.74	6.64%	1.61%	0.36%	163%	$431
Advisor Class
2015(3)	$16.54	0.01	0.64	0.65	(0.01)	(0.27)	(0.28)	$16.91	3.84%	1.36%(4)	0.10%(4)	98%	$2,197
2014	$14.12	0.04	2.44	2.48	(0.06)	–	(0.06)	$16.54	17.57%	1.35%	0.32%	202%	$1,603
2013	$11.02	0.08	3.10	3.18	(0.08)	–	(0.08)	$14.12	29.04%	1.36%	0.64%	216%	$435
2012	$10.58	0.09	0.41	0.50	(0.06)	–	(0.06)	$11.02	4.78%	1.36%	0.83%	204%	$280
2011	$8.78	0.10	1.77	1.87	(0.07)	–	(0.07)	$10.58	21.34%	1.36%	0.98%	194%	$292
2010	$8.26	0.05	0.53	0.58	(0.06)	–	(0.06)	$8.78	7.01%	1.36%	0.61%	163%	$323

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2015 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

19

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Growth Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-84896 1503

SEMIANNUAL REPORT	JANUARY 31, 2015

Legacy Multi Cap Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended January 31, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Most U.S. Investments Advanced, While Non-U.S. Generally Lagged (Especially in Dollar Terms)

“Global divergence” between the U.S. and the rest of the world emerged as a prevalent theme during the reporting period. As 2014 ended and 2015 began, the U.S. appeared to be on a different economic and monetary policy track than most other nations. This theme embraced not only the stronger economic growth enjoyed by the U.S. compared with the rest of the world, but also the related contrast between the U.S. Federal Reserve’s unwinding of monetary stimulus versus the continuation and expansion of monetary stimulus by most other major central banks.

Global divergence also generally described the broad difference between investment returns for U.S. and non-U.S. markets, especially for U.S. investors who realized their returns in dollar terms. The perceived strength, safe-haven qualities, and higher yields of U.S. investments attracted global demand. For the reporting period, the U.S. Dollar Index, the S&P 500 Index, and the Barclays U.S. Aggregate Bond Index returned 16.44%, 4.37%, and 4.36%, respectively. By contrast, for U.S. investors unhedged for currency exposure (the dollar’s strength reduced non-dollar-denominated returns when converted to dollars), the MSCI EAFE Index, the MSCI Emerging Markets Index, and the Barclays Global Aggregate Bond ex-USD (Unhedged) Index returned -6.97%, -9.05%, and -8.67%, respectively.

Plunging oil prices and falling inflation expectations also dominated the financial news. We expect low inflation and related commodity price suppression factors to affect global markets well into 2015, along with continued global divergence in economic growth and monetary policies. It appears that the Federal Reserve might finally start raising short-term U.S. interest rates this year, but global economic weakness and low inflation might delay the rate hikes until the second half of 2015 and keep them relatively small. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of January 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ACMNX	5.77%	13.25%	17.04%	7.39%	5/31/06
Russell 3000 Index	—	4.38%	12.99%	15.82%	7.74%	—
Institutional Class	ACMHX	5.88%	13.46%	17.28%	7.60%	5/31/06
R Class	ACMEX	5.56%	12.74%	16.45%	6.83%	5/31/06
Advisor Class	ACMFX	5.62%	12.95%	16.74%	7.11%	5/31/06

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	R Class	Advisor Class
1.15%	0.95%	1.65%	1.40%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Fund Characteristics

JANUARY 31, 2015
Top Ten Holdings	% of net assets
Apple, Inc.	2.4%
Electronic Arts, Inc.	1.9%
Exxon Mobil Corp.	1.6%
Pall Corp.	1.5%
HCI Group, Inc.	1.4%
Monster Beverage Corp.	1.4%
Janus Capital Group, Inc.	1.4%
Microsoft Corp.	1.4%
Stericycle, Inc.	1.4%
Varian Medical Systems, Inc.	1.4%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	6.2%
Pharmaceuticals	5.5%
Capital Markets	4.7%
Media	4.7%
Software	4.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.2%
Temporary Cash Investments	2.8%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2014 to January 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/14	Ending Account Value 1/31/15	Expenses Paid During Period(1) 8/1/14 - 1/31/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,057.70	$6.07	1.17%
Institutional Class	$1,000	$1,058.80	$5.03	0.97%
R Class	$1,000	$1,055.60	$8.65	1.67%
Advisor Class	$1,000	$1,056.20	$7.36	1.42%
Hypothetical
Investor Class	$1,000	$1,019.31	$5.96	1.17%
Institutional Class	$1,000	$1,020.32	$4.94	0.97%
R Class	$1,000	$1,016.79	$8.49	1.67%
Advisor Class	$1,000	$1,018.05	$7.22	1.42%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

JANUARY 31, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.2%
Aerospace and Defense — 1.1%
Rockwell Collins, Inc.	2,561	$219,273
Airlines — 0.8%
Skywest, Inc.	13,002	163,175
Automobiles — 0.6%
Ford Motor Co.	7,956	117,033
Banks — 2.1%
Banco Macro SA ADR	2,173	83,965
Grupo Financiero Galicia SA ADR	8,317	136,066
Valley National Bancorp	22,255	202,075
		422,106
Beverages — 1.4%
Monster Beverage Corp.(1)	2,435	284,773
Building Products — 1.3%
AAON, Inc.	11,945	260,520
Capital Markets — 4.7%
Affiliated Managers Group, Inc.(1)	935	192,161
AllianceBernstein Holding LP	9,027	218,092
Blackstone Group LP (The)	6,567	245,212
Janus Capital Group, Inc.	16,079	282,026
		937,491
Chemicals — 1.4%
Mosaic Co. (The)	3,351	163,160
Sensient Technologies Corp.	1,943	118,523
		281,683
Commercial Services and Supplies — 1.9%
Cintas Corp.	1,190	93,653
Stericycle, Inc.(1)	2,109	276,891
		370,544
Communications Equipment — 2.1%
Cisco Systems, Inc.	6,898	181,866
Plantronics, Inc.	4,967	227,637
		409,503
Construction Materials — 0.6%
Headwaters, Inc.(1)	8,134	114,527
Consumer Finance — 0.4%
SLM Corp.	9,741	88,741
Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class A(1)	1	215,865
Encore Capital Group, Inc.(1)	4,509	167,825
		383,690

	Shares	Value
Diversified Telecommunication Services — 1.7%
BCE, Inc.	2,298	$105,593
Verizon Communications, Inc.	4,932	225,442
		331,035
Electric Utilities — 1.8%
Duke Energy Corp.	2,007	174,890
PPL Corp.	5,003	177,606
		352,496
Electronic Equipment, Instruments and Components — 1.2%
Corning, Inc.	9,669	229,832
Food and Staples Retailing — 1.9%
Kroger Co. (The)	1,580	109,099
Sysco Corp.	6,805	266,552
		375,651
Food Products — 2.0%
Campbell Soup Co.	3,012	137,769
TreeHouse Foods, Inc.(1)	2,865	259,855
		397,624
Health Care Equipment and Supplies — 2.5%
Edwards Lifesciences Corp.(1)	1,805	226,257
Varian Medical Systems, Inc.(1)	2,984	276,199
		502,456
Health Care Providers and Services — 3.4%
Aetna, Inc.	483	44,349
Centene Corp.(1)	826	90,166
Henry Schein, Inc.(1)	1,188	164,028
Magellan Health, Inc.(1)	2,051	123,306
UnitedHealth Group, Inc.	884	93,925
VCA, Inc.(1)	2,991	155,831
		671,605
Hotels, Restaurants and Leisure — 1.7%
Hyatt Hotels Corp., Class A(1)	1,899	106,838
McDonald's Corp.	1,861	172,031
Royal Caribbean Cruises Ltd.	706	53,338
		332,207
Household Durables — 0.8%
Cavco Industries, Inc.(1)	743	54,618
Jarden Corp.(1)	1,974	94,791
		149,409
Household Products — 1.2%
Kimberly-Clark Corp.	2,165	233,733
Industrial Conglomerates — 2.1%
General Electric Co.	6,474	154,664
Roper Industries, Inc.	1,745	269,323
		423,987

	Shares	Value
Insurance — 3.6%
Hanover Insurance Group, Inc. (The)	2,835	$195,615
HCI Group, Inc.	6,213	287,103
Horace Mann Educators Corp.	6,228	189,767
Primerica, Inc.	1,022	50,732
		723,217
Internet and Catalog Retail — 1.5%
Liberty Interactive Corp., Class A(1)	6,347	173,654
Orbitz Worldwide, Inc.(1)	12,393	114,387
		288,041
Internet Software and Services — 1.9%
Akamai Technologies, Inc.(1)	3,955	230,003
Stamps.com, Inc.(1)	3,330	151,748
		381,751
IT Services — 3.9%
Alliance Data Systems Corp.(1)	260	75,096
International Business Machines Corp.	1,366	209,421
MAXIMUS, Inc.	4,748	264,559
Total System Services, Inc.	6,448	228,066
		777,142
Life Sciences Tools and Services — 2.7%
Affymetrix, Inc.(1)	14,793	163,315
Bio-Techne Corp.	2,102	195,528
PAREXEL International Corp.(1)	1,107	67,483
Waters Corp.(1)	883	105,121
		531,447
Machinery — 3.0%
CLARCOR, Inc.	2,010	125,685
Graco, Inc.	1,203	85,702
Pall Corp.	3,094	299,376
Wabash National Corp.(1)	6,098	76,042
		586,805
Media — 4.7%
Comcast Corp., Class A	3,615	192,119
Entravision Communications Corp., Class A	33,879	209,033
Gray Television, Inc.(1)	19,112	180,800
Nexstar Broadcasting Group, Inc., Class A	3,899	194,541
Time Warner Cable, Inc.	1,084	147,565
		924,058
Multiline Retail — 1.1%
Macy's, Inc.	3,514	224,474
Oil, Gas and Consumable Fuels — 6.2%
Chesapeake Energy Corp.	5,998	115,042
Chevron Corp.	1,897	194,499
EOG Resources, Inc.	1,793	159,631
Exxon Mobil Corp.	3,709	324,241

	Shares	Value
Marathon Oil Corp.	7,136	$189,817
Noble Energy, Inc.	1,389	66,311
Royal Dutch Shell plc, Class A ADR	3,083	189,450
		1,238,991
Paper and Forest Products — 0.6%
International Paper Co.	2,345	123,488
Pharmaceuticals — 5.5%
Eli Lilly & Co.	3,314	238,608
Endo International plc(1)	2,672	212,718
Hospira, Inc.(1)	4,303	272,939
Merck & Co., Inc.	2,019	121,705
Pfizer, Inc.	7,966	248,938
		1,094,908
Professional Services — 1.0%
Robert Half International, Inc.	3,420	198,565
Real Estate Investment Trusts (REITs) — 3.5%
Apollo Commercial Real Estate Finance, Inc.	10,257	169,548
Ashford Hospitality Trust, Inc.	15,394	161,945
Chambers Street Properties	24,070	203,392
New Residential Investment Corp.	12,031	153,395
		688,280
Road and Rail — 1.3%
J.B. Hunt Transport Services, Inc.	3,220	256,344
Semiconductors and Semiconductor Equipment — 2.9%
Intel Corp.	3,342	110,420
Magnachip Semiconductor Corp.(1)	13,754	197,782
Micron Technology, Inc.(1)	6,608	193,383
Skyworks Solutions, Inc.	863	71,672
		573,257
Software — 4.6%
Electronic Arts, Inc.(1)	6,921	379,686
Microsoft Corp.	6,970	281,588
Oracle Corp.	5,887	246,607
		907,881
Specialty Retail — 2.2%
Buckle, Inc. (The)	1,118	56,783
Home Depot, Inc. (The)	1,504	157,048
Mattress Firm Holding Corp.(1)	2,673	154,018
Ulta Salon Cosmetics & Fragrance, Inc.(1)	572	75,470
		443,319
Technology Hardware, Storage and Peripherals — 3.7%
Apple, Inc.	4,027	471,803
Hewlett-Packard Co.	7,068	255,367
		727,170
Thrifts and Mortgage Finance — 0.9%
Dime Community Bancshares, Inc.	5,341	78,833
TFS Financial Corp.	7,458	104,561
		183,394

	Shares	Value
Tobacco — 1.2%
Philip Morris International, Inc.	2,882	$231,252
Water Utilities — 0.6%
American Water Works Co., Inc.	2,248	126,203
TOTAL COMMON STOCKS (Cost $17,652,665)		19,283,081
TEMPORARY CASH INVESTMENTS — 2.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 1.50%, 12/31/15 - 1/31/19, valued at $85,933), in a joint trading account at 0.04%, dated 1/30/15, due 2/2/15 (Delivery value $84,114)		84,114
State Street Institutional Liquid Reserves Fund, Premier Class	466,200	466,200
TOTAL TEMPORARY CASH INVESTMENTS (Cost $550,314)		550,314
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $18,202,979)		19,833,395
OTHER ASSETS AND LIABILITIES†		9,839
TOTAL NET ASSETS — 100.0%		$19,843,234

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	97,597	CAD	121,149	JPMorgan Chase Bank N.A.	2/27/15	$2,293
GBP	4,775	USD	7,183	Credit Suisse AG	2/27/15	9
GBP	2,614	USD	3,932	Credit Suisse AG	2/27/15	4
USD	163,943	GBP	108,712	Credit Suisse AG	2/27/15	227
USD	20,390	GBP	13,425	Credit Suisse AG	2/27/15	172
						$2,705

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
GBP	-	British Pound
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JANUARY 31, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $18,202,979)	$19,833,395
Receivable for capital shares sold	18,789
Unrealized appreciation on forward foreign currency exchange contracts	2,705
Dividends and interest receivable	8,508
19,863,397

Liabilities
Payable for capital shares redeemed	323
Accrued management fees	19,313
Distribution and service fees payable	527
20,163

Net Assets	$19,843,234

Net Assets Consist of:
Capital (par value and paid-in surplus)	$23,576,254
Undistributed net investment income	50,774
Accumulated net realized loss	(5,416,915)
Net unrealized appreciation	1,633,121
$19,843,234

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$17,751,350	1,031,550	$17.21
Institutional Class, $0.01 Par Value	$33,576	1,939	$17.32
R Class, $0.01 Par Value	$387,945	22,960	$16.90
Advisor Class, $0.01 Par Value	$1,670,363	97,963	$17.05

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,942)	$183,433
Interest	31
183,464

Expenses:
Management fees	127,480
Distribution and service fees:
R Class	633
Advisor Class	2,577
Directors' fees and expenses	437
Other expenses	1,553
132,680

Net investment income (loss)	50,784

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	545,042
Foreign currency transactions	27,339
572,381

Change in net unrealized appreciation (depreciation) on:
Investments	595,233
Translation of assets and liabilities in foreign currencies	2,705
597,938

Net realized and unrealized gain (loss)	1,170,319

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,221,103

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2015 (UNAUDITED) AND YEAR ENDED JULY 31, 2014
Increase (Decrease) in Net Assets	January 31, 2015	July 31, 2014
Operations
Net investment income (loss)	$50,784	$76,658
Net realized gain (loss)	572,381	2,029,106
Change in net unrealized appreciation (depreciation)	597,938	(476,478)
Net increase (decrease) in net assets resulting from operations	1,221,103	1,629,286

Distributions to Shareholders
From net investment income:
Investor Class	(82,323)	(155,888)
Institutional Class	(224)	(378)
R Class	—	(1,047)
Advisor Class	(3,808)	(5,655)
Decrease in net assets from distributions	(86,355)	(162,968)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(5,917,406)	12,838,925

Net increase (decrease) in net assets	(4,782,658)	14,305,243

Net Assets
Beginning of period	24,625,892	10,320,649
End of period	$19,843,234	$24,625,892

Undistributed net investment income	$50,774	$86,345

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2015 (UNAUDITED)

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Legacy Multi Cap Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the R Class and the Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.85% to 1.15% for the Investor Class, R Class and Advisor Class. The annual management fee schedule ranges from 0.65% to 0.95% for the Institutional Class. The effective annual management fee for each class for the six months ended January 31, 2015 was 1.15% for the Investor Class, R Class and Advisor Class and 0.95% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the R Class and Advisor Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The plans provide that the Advisor Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended January 31, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended January 31, 2015 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

Other Expenses — The fund’s total other expenses include the fees and expenses of the fund’s independent directors and their legal counsel, interest, and other miscellaneous expenses. The impact of total other expenses to the ratio of operating expenses to average net assets was 0.02% for the six months ended January 31, 2015.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended January 31, 2015 were $16,476,499 and $22,352,860, respectively.

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Six months ended January 31, 2015		Year ended July 31, 2014
	Shares	Amount	Shares	Amount
Investor Class
Sold	212,898	$3,621,452	859,441	$13,788,470
Issued in reinvestment of distributions	4,735	80,214	9,711	148,871
Redeemed	(484,890)	(8,214,557)	(248,279)	(3,915,271)
	(267,257)	(4,512,891)	620,873	10,022,070
Institutional Class
Sold	6	97	307	4,996
Issued in reinvestment of distributions	13	224	25	378
	19	321	332	5,374
R Class
Sold	14,989	250,321	1,113	17,370
Issued in reinvestment of distributions	—	—	69	1,047
Redeemed	(867)	(14,854)	(281)	(4,040)
	14,122	235,467	901	14,377
Advisor Class
Sold	42,297	712,680	204,244	3,319,051
Issued in reinvestment of distributions	227	3,808	366	5,570
Redeemed	(143,653)	(2,356,791)	(32,335)	(527,517)
	(101,129)	(1,640,303)	172,275	2,797,104
Net increase (decrease)	(354,245)	$(5,917,406)	794,381	$12,838,925

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$19,283,081	—	—
Temporary Cash Investments	466,200	$84,114	—
	$19,749,281	$84,114	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,705	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $359,798.

The value of foreign currency risk derivative instruments as of January 31, 2015, is disclosed on the Statement of Assets and Liabilities as an asset of $2,705 in unrealized appreciation on forward foreign currency exchange contracts. For the six months ended January 31, 2015, the effect of foreign currency risk derivative instruments on the Statement of Operations was $27,490 in net realized gain (loss) on foreign currency transactions and $2,705 in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$18,243,940
Gross tax appreciation of investments	$2,057,803
Gross tax depreciation of investments	(468,348)
Net tax appreciation (depreciation) of investments	$1,589,455

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2014, the fund had accumulated short-term capital losses of $(6,011,248), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(5,310,161) and $(701,087) expire in 2017 and 2018, respectively.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$16.35	0.04	0.90	0.94	(0.08)	$17.21	5.77%	1.17%(4)	0.48%(4)	75%	$17,751
2014	$14.46	0.09	2.01	2.10	(0.21)	$16.35	14.60%	1.15%	0.54%	175%	$21,232
2013	$11.30	0.15	3.20	3.35	(0.19)	$14.46	30.01%	1.16%	1.21%	170%	$9,801
2012	$10.90	0.19	0.33	0.52	(0.12)	$11.30	4.87%	1.16%	1.72%	179%	$8,321
2011	$8.74	0.12	2.04	2.16	—	$10.90	24.71%	1.17%	1.14%	246%	$8,041
2010	$7.79	0.02	1.05	1.07	(0.12)	$8.74	13.75%	1.16%	0.22%	235%	$7,283
Institutional Class
2015(3)	$16.47	0.06	0.91	0.97	(0.12)	$17.32	5.88%	0.97%(4)	0.68%(4)	75%	$34
2014	$14.56	0.12	2.03	2.15	(0.24)	$16.47	14.86%	0.95%	0.74%	175%	$32
2013	$11.38	0.18	3.21	3.39	(0.21)	$14.56	30.23%	0.96%	1.41%	170%	$23
2012	$10.98	0.22	0.32	0.54	(0.14)	$11.38	5.05%	0.96%	1.92%	179%	$18
2011	$8.79	0.14	2.05	2.19	—	$10.98	24.91%	0.97%	1.34%	246%	$33
2010	$7.83	0.04	1.06	1.10	(0.14)	$8.79	14.04%	0.96%	0.42%	235%	$23

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2015(3)	$16.01	(0.01)	0.90	0.89	—	$16.90	5.56%	1.67%(4)	(0.02)%(4)	75%	$388
2014	$14.16	—(5)	1.98	1.98	(0.13)	$16.01	14.03%	1.65%	0.04%	175%	$142
2013	$11.07	0.06	3.16	3.22	(0.13)	$14.16	29.36%	1.66%	0.71%	170%	$112
2012	$10.68	0.16	0.30	0.46	(0.07)	$11.07	4.34%	1.66%	1.22%	179%	$42
2011	$8.61	0.07	2.00	2.07	—	$10.68	24.04%	1.67%	0.64%	246%	$72
2010	$7.67	(0.03)	1.05	1.02	(0.08)	$8.61	13.25%	1.66%	(0.28)%	235%	$56
Advisor Class
2015(3)	$16.18	0.03	0.88	0.91	(0.04)	$17.05	5.62%	1.42%(4)	0.23%(4)	75%	$1,670
2014	$14.31	0.05	1.99	2.04	(0.17)	$16.18	14.32%	1.40%	0.29%	175%	$3,221
2013	$11.19	0.12	3.16	3.28	(0.16)	$14.31	29.63%	1.41%	0.96%	170%	$384
2012	$10.79	0.17	0.32	0.49	(0.09)	$11.19	4.65%	1.41%	1.47%	179%	$315
2011	$8.68	0.09	2.02	2.11	—	$10.79	24.31%	1.42%	0.89%	246%	$393
2010	$7.73	—(5)	1.05	1.05	(0.10)	$8.68	13.57%	1.41%	(0.03)%	235%	$406

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2015 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Growth Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-84897 1503

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Growth Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 6, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 6, 2015